Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and contingencies
Provision for contingencies and the related judicial deposits

	September 30, 2012 (unaudited)		December 31, 2011
	Provision for contingencies	Judicial deposits	Provision for contingencies	Judicial deposits
Labor and social security claims	783	879	751	895
Civil claims	283	191	248	151
Tax - related actions	1,195	455	654	413
Others	31	5	33	5
	2,292	1,530	1,686	1,464

Summary of category of claims

	September 30, 2012 (unaudited)	December 31, 2011
Labor and social security claims	1,834	1,922
Civil claims	1,776	1,484
Tax - related actions	16,366	17,967
Others	1,126	1,076
	21,102	22,449

Schedule by year of future minimum rental payments

2012	16
2013	37
2014	21
2015	16
2016 thereafter	30
Total minimum payments required	120

Changes in the provisions for asset retirement obligations

	(unaudited)
	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Beginning of period	1,814	1,862	1,410	1,770	1,368
Liability recognized upon consolidation of Vale Canada
Accretion expense	54	49	29	137	100
Liabilities settled in the current period	(5)	—	(11)	(9)	(41)
Revisions in estimated cash flows	4	3	(3)	36	(76)
Cumulative translation adjustment	—	(100)	(152)	(67)	(78)
End of period	1,867	1,814	1,273	1,867	1,273

Current liabilities	64	41	54	64	54
Non-current liabilities	1,803	1,773	1,219	1,803	1,219
Total	1,867	1,814	1,273	1,867	1,273